Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Deductible temporary differences not recognized	$ 44,053,463	$ 41,881,610
Non-capital loss carryforwards [Member]
Statements [Line Items]
Deductible temporary differences not recognized	35,630,141	33,460,535
Scientific research and experimental developmental expenditures [Member]
Statements [Line Items]
Deductible temporary differences not recognized	5,670,428	5,345,287
Share issuance costs [Member]
Statements [Line Items]
Deductible temporary differences not recognized	458,359	781,253
Capital loss carry forwards [Member]
Statements [Line Items]
Deductible temporary differences not recognized	$ 2,294,535	$ 2,294,535